Pensions and similar obligations - Summary of Sensitivity Analysis of Defined Benefit Obligation for Weighted Principle Assumption (Detail) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Discount Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Increase in assumption	$ (217)
Decrease in assumption	$ 236
Price inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Increase in assumption	$ 97
Decrease in assumption	$ (96)
Future Salary Increases [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Increase in assumption	$ 19
Decrease in assumption	$ (18)
Medical Cost Trend Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Increase in assumption	$ 20
Decrease in assumption	$ (17)
Actual Assumption Of Mortality Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	One year
Increase in assumption	$ 130
Decrease in assumption	$ (132)